Ordinary Shares - Additional Information (Details) - $ / shares	Apr. 30, 2025	Dec. 31, 2024	Jun. 30, 2025
Disclosure Of Ordinary Shares [Abstract]
Common stock, shares authorized		18,721,541,692	18,721,541,692
Common stock, par or stated value per share		$ 0.00005	$ 0.00005
Common stock, shares, issued		462,105,898	462,684,023
Common stock, shares, outstanding		462,105,898	462,684,023
Common stock, voting rights	one	one